Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Plant and Equipment, Useful Life

The estimated useful lives of property and equipment are as follows:

Buildings	10 - 30 years
Furniture and fixtures	3 - 10 years
Vineyards	7 - 20 years
Machinery and equipment	3 - 20 years
Leasehold improvements	3 - 5 years
Computer hardware and software	3 - 5 years

Schedule of Long-lived Assets by Geographic Areas
	As of
	December 31,
	2018	2017
Assets - Argentina	$5,151,626	$6,781,285
Assets - U.S.	495,865	1,563,521
Total Assets	$5,647,491	$8,344,806

Liabilities - Argentina	$4,440,345	$3,743,164
Liabilities - U.S.	2,277,569	595,138
Total Liabilities	$6,717,914	$4,338,302

Schedule of Revenue from External Customers by Geographic Areas
	For the Years Ended
	December 31,
	2018	2017
Revenues - Argentina	$3,099,608	$1,665,568
Revenues - U.S.	-	151,734
Total Revenues from Continuing Operations	$3,099,608	$1,817,302

Net Income (loss) - Argentina	$(499,101)	$(2,212,286)
Net loss - U.S.	(5,179,317)	(5,594,475)
Total Net Loss from Continuing Operations	$(5,678,418)	$(7,806,761)

Schedule of Revenue Recognized Multiple-Deliverable Arrangements

The following table summarizes the revenue recognized in the Company’s condensed consolidated statements of operations:

	For The Three Months Ended		For The Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018

Real estate sales	$-	$77,182	$-	$877,036
Hotel room and events	107,736	164,011	367,356	387,579
Restaurants	31,858	66,173	97,781	156,270
Winemaking	12,338	87,775	102,880	227,171
Golf, tennis and other[1]	116,801	1,251	141,211	26,259
	$268,733	$396,392	$709,228	$1,674,315

[1] During the three and six months ended June 30, 2019, the Company recognized $94,207 of agricultural revenues resulting from the sale of grapes.

The following table summarizes the revenue recognized in the Company’s consolidated statements of operations:

	For the Years Ended
	December 31,
	2018	2017
Real estate sales	$1,467,714	$-
Hotel rooms and events	882,213	850,645
Restaurants	277,652	314,822
Winemaking	315,741	471,374
Golf, tennis and other	156,288	180,461
Total revenues	$3,099,608	$1,817,302

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	June 30,
	2019	2018

Options	7,409,375	7,973,593
Warrants	992,166	1,376,875
Series B convertible preferred stock	9,026,700	9,026,700
Convertible debt	-	1,987,070
Total potentially dilutive shares	17,428,241	20,364,238

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Years Ended
	December 31,
	2018	2017
Options	9,499,265	9,234,265
Warrants	1,229,630	1,465,296
Series B convertible preferred stock	9,026,700	9,026,700
Convertible debt(1)	4,631,356	-
Total potentially dilutive shares	24,386,951	19,726,261

(1) At December 31, 2017, $20,000 of convertible debt was convertible into common stock at a 10% discount to the price used for the sale of the of the Company’s common stock in a future private placement offering.